Portfolio of Investments
Columbia Solutions Aggressive Portfolio, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 13.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.4%
Kingdom of Belgium Government Bond(c)
03/28/2035	5.000%	EUR	24,000	46,646
Chile 1.6%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	100,000,000	143,969
Bonos de la Tesoreria de la Republica en pesos(c)
09/01/2030	4.700%	CLP	20,000,000	28,000
Total				171,969
China 1.2%
China Government Bond
11/21/2029	3.130%	CNY	250,000	38,659
05/21/2030	2.680%	CNY	600,000	89,432
Total				128,091
France 2.6%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	44,000	62,375
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	90,000	106,430
11/25/2031	0.000%	EUR	100,000	117,050
Total				285,855
Indonesia 0.4%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	587,000,000	41,841
Italy 1.2%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	66,000	102,863
03/01/2047	2.700%	EUR	17,000	24,205
Total				127,068
Japan 1.2%
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	6,000,000	53,832
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	9,000,000	79,443
Total				133,275
Mexico 2.5%
Mexican Bonos
05/31/2029	8.500%	MXN	4,857,900	268,217
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 1.8%
New Zealand Government Bond
05/15/2031	1.500%	NZD	278,000	189,575
Spain 0.2%
Spain Government Bond(c)
04/30/2029	1.450%	EUR	16,000	20,887
United Kingdom 0.5%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	35,000	52,169
Total Foreign Government Obligations (Cost $1,448,693)				1,465,593

U.S. Treasury Obligations 18.9%

U.S. Treasury
11/15/2027	2.250%		155,000	165,801
03/31/2028	1.250%		365,000	366,483
11/15/2028	3.125%		132,000	149,325
05/15/2029	2.375%		128,000	138,140
08/15/2029	1.625%		129,000	131,943
11/15/2029	1.750%		124,000	128,011
02/15/2030	1.500%		123,000	124,230
08/15/2030	0.625%		329,000	306,587
11/15/2030	0.875%		279,000	265,355
02/15/2031	1.125%		269,000	261,224
Total U.S. Treasury Obligations (Cost $2,040,035)				2,037,099

Money Market Funds 35.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(e),(f)	3,779,465	3,779,087
Total Money Market Funds (Cost $3,778,907)		3,779,087
Total Investments in Securities (Cost: $7,267,635)		7,281,779
Other Assets & Liabilities, Net		3,500,210
Net Assets		10,781,989
At June 30, 2021, securities and/or cash totaling $821,150 were pledged as collateral.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
256,000 CNY	39,932 USD	Citi	07/14/2021	359	—
749,835,000 IDR	52,480 USD	Citi	07/14/2021	930	—
109,601,000 KRW	98,288 USD	Citi	07/14/2021	1,101	—
3,000 MXN	151 USD	Citi	07/14/2021	1	—
73,093 USD	82,807,000 KRW	Citi	07/14/2021	335	—
24,018 USD	26,794,000 KRW	Citi	07/14/2021	—	(259)
6,873 USD	95,000 ZAR	Citi	07/14/2021	—	(230)
95,000 ZAR	6,975 USD	Citi	07/14/2021	333	—
133,474,000 CLP	186,039 USD	Goldman Sachs International	07/14/2021	4,346	—
82,000 GBP	115,867 USD	HSBC	07/14/2021	2,432	—
65,000 GBP	89,886 USD	HSBC	07/14/2021	—	(32)
121,264,000 JPY	1,105,941 USD	HSBC	07/14/2021	14,295	—
5,645,000 MXN	284,706 USD	HSBC	07/14/2021	1,950	—
126,000 NOK	15,278 USD	HSBC	07/14/2021	643	—
272,000 NZD	195,897 USD	HSBC	07/14/2021	5,774	—
1,078,000 SEK	129,477 USD	HSBC	07/14/2021	3,500	—
43,000 SGD	32,472 USD	HSBC	07/14/2021	495	—
184,506 USD	20,498,000 JPY	HSBC	07/14/2021	21	—
243 USD	2,000 NOK	HSBC	07/14/2021	—	(10)
847 USD	7,000 SEK	HSBC	07/14/2021	—	(29)
89,380 USD	1,236,000 ZAR	HSBC	07/14/2021	—	(2,958)
1,236,000 ZAR	90,556 USD	HSBC	07/14/2021	4,133	—
309,000 AUD	239,002 USD	Morgan Stanley	07/14/2021	7,253	—
65,000 AUD	48,747 USD	Morgan Stanley	07/14/2021	—	(2)
304,000 CHF	336,877 USD	Morgan Stanley	07/14/2021	8,210	—
541,000 DKK	88,249 USD	Morgan Stanley	07/14/2021	1,962	—
1,539,043 EUR	1,869,214 USD	Morgan Stanley	07/14/2021	43,826	—
246,000 GBP	347,609 USD	Morgan Stanley	07/14/2021	7,304	—
728,000 HKD	93,823 USD	Morgan Stanley	07/14/2021	58	—
41,996 USD	56,000 AUD	Morgan Stanley	07/14/2021	4	—
17,360 USD	21,000 CAD	Morgan Stanley	07/14/2021	—	(419)
192,146 USD	162,000 EUR	Morgan Stanley	07/14/2021	—	(5)
79,342 USD	1,096,000 ZAR	Morgan Stanley	07/14/2021	—	(2,709)
1,096,000 ZAR	80,351 USD	Morgan Stanley	07/14/2021	3,717	—
584,000 CNY	91,086 USD	Standard Chartered	07/14/2021	810	—
55,233,000 KRW	49,547 USD	Standard Chartered	07/14/2021	569	—
48,762 USD	55,233,000 KRW	Standard Chartered	07/14/2021	215	—
Total				114,576	(6,653)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	4	09/2021	JPY	60,704,000	1,595	—
Australian 10-Year Bond	3	09/2021	AUD	423,567	1,798	—
Canadian Government 10-Year Bond	1	09/2021	CAD	145,520	1,168	—
Euro-Bobl	1	09/2021	EUR	134,150	111	—
Long Gilt	1	09/2021	GBP	128,100	1,017	—
MSCI EAFE Index	29	09/2021	USD	3,340,945	—	(72,388)
MSCI Emerging Markets Index	27	09/2021	USD	1,842,480	—	(9,109)
Russell 2000 Index E-mini	7	09/2021	USD	807,730	—	(8,050)
S&P 500 Index E-mini	33	09/2021	USD	7,076,190	64,809	—
S&P/TSX 60 Index	2	09/2021	CAD	481,080	882	—
Short Term Euro-BTP	1	09/2021	EUR	113,160	25	—
U.S. Treasury 10-Year Note	2	09/2021	USD	265,000	1,808	—
2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	3	09/2021	USD	370,289	—	(639)
U.S. Ultra Bond 10-Year Note	2	09/2021	USD	294,406	5,806	—
Total					79,019	(90,186)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(1)	09/2021	EUR	(151,410)	—	(1,165)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 36	Morgan Stanley	06/20/2026	5.000	Quarterly	2.745	USD	1,464,000	21,179	—	—	21,179	—
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.481	USD	1,053,000	2,777	—	—	2,777	—
Total								23,956	—	—	23,956	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $560,625, which represents 5.20% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	3,521,256	5,111,399	(4,853,536)	(32)	3,779,087	31	482	3,779,465
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
Columbia Solutions Aggressive Portfolio | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2021 (Unaudited)
Currency Legend  (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2021

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